Form N-1A Cover	Mar. 12, 2025
Prospectus [Line Items]
Document Creation Date	Mar. 12, 2025
Document Effective Date	Mar. 12, 2025
Document Type	497
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 12, 2025
Prospectus Date	Mar. 12, 2025